Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Real estate facilities:
Land		$ 397,508,081	$ 335,800,354
Buildings		1,117,204,944	810,480,845
Site improvements		78,910,603	63,821,383
Real estate investment property, gross		1,593,623,628	1,210,102,582
Accumulated depreciation		(155,926,875)	(115,903,045)
Real estate investment property		1,437,696,753	1,094,199,537
Construction in process		1,799,004	1,761,303
Real estate facilities, net		1,439,495,757	1,095,960,840
Cash and cash equivalents		37,254,226	72,705,624
Restricted cash		7,432,135	7,952,052
Investments in unconsolidated real estate ventures (Note 4)		18,943,284
Investments in and advances to Managed REITs		12,404,380	15,624,389
Other assets, net		15,423,508	7,734,276
Intangible assets, net of accumulated amortization		14,337,820	12,406,427
Trademarks, net of accumulated amortization		16,052,941	16,194,118
Goodwill		53,643,331	53,643,331
Debt issuance costs, net of accumulated amortization		3,305,394
Total assets	[1]	1,618,292,776	1,282,221,057
LIABILITIES AND EQUITY
Debt, net		873,866,855	717,952,233
Accounts payable and accrued liabilities		22,693,941	23,038,976
Due to affiliates		584,291	667,429
Distributions payable		8,360,420	6,650,317
Contingent earnout		30,000,000	28,600,000
Deferred tax liability		7,719,098	8,380,215
Total liabilities		943,224,605	785,289,170
Commitments and contingencies (Note 12)
Equity:
Additional paid-in capital		724,739,872	492,408,006
Distributions		(210,964,464)	(163,953,169)
Accumulated deficit		(170,846,475)	(141,444,880)
Accumulated other comprehensive loss		(279,975)	(3,834,228)
Total SmartStop Self Storage REIT, Inc. equity		342,734,072	183,236,294
Noncontrolling interests in our Operating Partnership		64,632,417	59,982,111
Other noncontrolling interests		10,900	21,800
Total noncontrolling interests		64,643,317	60,003,911
Total equity		407,377,389	243,240,205
Total liabilities and equity		1,618,292,776	1,282,221,057
Series A Convertible Preferred Stock
LIABILITIES AND EQUITY
Redeemable common stock / Preferred stock		196,356,107	196,356,107
Class A Common stock
Equity:
Common stock, value		77,058	52,661
Class T Common stock
Equity:
Common stock, value		8,056	7,904
Redeemable Common Stock
LIABILITIES AND EQUITY
Redeemable common stock / Preferred stock		$ 71,334,675	$ 57,335,575

[1]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2021 and 2020 were associated with our self storage platform.